Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Revenue from Contract with Customer, Including Assessed Tax	$ 7,765,000	$ 17,779,000
Cost of revenue
Cost of Goods and Services Sold	(4,359,000)	(9,926,000)
Gross profit	3,406,000	7,853,000
Operating expenses:
Selling, general and administrative expenses	11,768,000	9,302,000
Research and development	2,593,000	2,882,000
Impairment expense	14,000
Credit Loss Expense	3,886,000	0
Total operating expenses	18,261,000	12,184,000
Operating loss	(14,855,000)	(4,331,000)
Other income (expense):
PPP forgiveness	0	97,000
Finance fee	0	(106,000)
Grant income	6,000	26,000
Interest income	200,000	38,000
Interest expense	(540,000)	(71,000)
Total other expense	(334,000)	(16,000)
Net loss	(15,189,000)	(4,347,000)
Net loss attributable to noncontrolling interest	(3,409,000)	(1,945,000)
Net loss attributable to common stockholders	$ (11,780,000)	$ (2,402,000)
Net loss per share attributable to common stockholders:
Loss per share attributable to stockholders – basic and diluted (in dollars per share)	$ (0.04)	$ (0.01)
Weighted average number of common shares outstanding: (in shares)	306,954,778	298,122,239
Net loss	$ (15,189,000)	$ (4,347,000)
Foreign currency translation adjustment	(24,000)	94,000
Comprehensive loss	(15,213,000)	(4,253,000)
Comprehensive loss attributable to noncontrolling interest	(3,409,000)	(1,945,000)
Comprehensive loss attributable to stockholders	(11,804,000)	(2,308,000)
Product [Member]
Revenue
Revenue from Contract with Customer, Including Assessed Tax	5,767,000	16,762,000
Cost of revenue
Cost of Goods and Services Sold	(3,013,000)	(9,065,000)
Service [Member]
Revenue
Revenue from Contract with Customer, Including Assessed Tax	1,998,000	1,017,000
Cost of revenue
Cost of Goods and Services Sold	$ (1,346,000)	$ (861,000)